NATURE OF OPERATIONS - Narrative (Details) - subsidiary	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Number of indirect wholly-owned subsidiaries	2	2